Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Accrued partner program royalties	$ 669	$ 974
Accrued partner program royalties outstanding	$ 538	$ 974